UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Metropolitan Capital Advisors, Inc.
Address:              660 Madison Avenue, 20th Floor
                      New York, NY 10021

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Finerman
Title:                President
Phone:                (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman                New York, NY                May 15, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     389,169
                                            (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 METROPOLITAN CAPITAL ADVISORS, INC.
                                          As of 3/31/07
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  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other        Voting
  Issuer                       Class         Number    (x$1,000)  Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount

                                                                                                                Sole   Shared  None

3M Company                    COM           88579Y101    6,030       78,900  SH          SHARED-DEFINED             78,900
Advance America Cash Advance  COM           00739W107    6,224      404,400  SH          SHARED-DEFINED            404,400
Altria Group Inc.             COM           02209S103   45,275      515,600  SH  CALL    SHARED-DEFINED            515,600
American Express              COM           025816109    8,578      152,100  SH          SHARED-DEFINED            152,100
Bank of America               COM           060505104   11,525      225,900  SH          SHARED-DEFINED            225,900
BEA Systems Inc.              COM           073325102    6,043      521,400  SH          SHARED-DEFINED            521,400
Bennett Environmental         COM           081906109      463      713,600  SH          SHARED-DEFINED            713,600
BJ Services Co                COM           055482103    8,147      292,000  SH          SHARED-DEFINED            292,000
Blockbuster Inc.              CL B          093679207    7,029    1,171,500  SH          SHARED-DEFINED          1,171,500
Bristol-Myers Squibb          COM           110122108   13,944      502,300  SH  CALL    SHARED-DEFINED            502,300
Canetic Resources Trust       COM           137513107    3,166      244,500  SH          SHARED-DEFINED            244,500
Centex Corp                   COM           152312104    1,337       32,000  SH          SHARED-DEFINED             32,000
Ceridian Corp                 COM           156779100    6,710      192,600  SH          SHARED-DEFINED            192,600
Citigroup Inc                 COM           172967101    4,061       79,100  SH          SHARED-DEFINED             79,100
Comverse Technology Inc.      COM PAR $0.10 205862402    5,370      251,500  SH          SHARED-DEFINED            251,500
ConocoPhillips                COM           20825C104    5,940       86,900  SH          SHARED-DEFINED             86,900
Crocs Inc.                    COM           227046109    3,738       79,100  SH  CALL    SHARED-DEFINED             79,100
Cyberonics Inc.               COM           23251P102   35,269    1,878,012  SH          SHARED-DEFINED          1,878,012
Davita Inc.                   COM           23918K108    6,329      118,700  SH          SHARED-DEFINED            118,700
Dollar Financial Corp         COM           256664103      633       25,000  SH          SHARED-DEFINED             25,000
DR Horton Inc.                COM           23331A109    1,231       55,950  SH          SHARED-DEFINED             55,950
Energy Partners Ltd.          COM           29270U105    4,490      247,400  SH          SHARED-DEFINED            247,400
Fibertower Corp               COM           31567R100    1,558      300,100  SH          SHARED-DEFINED            300,100
First Acceptance Corp         COM           25388K104    1,581      151,000  SH          SHARED-DEFINED            151,000
First Data  Corp              COM           319963104      785       29,200  SH          SHARED-DEFINED             29,200
Flowserve Corp                COM           34354P105   18,735      327,600  SH          SHARED-DEFINED            327,600
Fording Canadian Coal Trust   TR UNIT       345425102    1,828       82,700  SH          SHARED-DEFINED             82,700
General Electric Co.          COM           369604103   10,346      292,600  SH          SHARED-DEFINED            292,600
Golar LNG Ltd                 SHS           G9456A100    2,470      193,000  SH          SHARED-DEFINED            193,000
Halliburton Co.               COM           406216101   10,014      315,500  SH  PUT     SHARED-DEFINED            315,500
Home Depot Inc.               COM           437076102   11,463      312,000  SH          SHARED-DEFINED            312,000
Johnson & Johnson             COM           478160104      512        8,500  SH          SHARED-DEFINED              8,500
Kaiser Aluminum Corp          COM PAR $.01  483007704    3,736       47,900  SH          SHARED-DEFINED             47,900
KBR Inc                       COM           48242W106    4,172      205,000  SH          SHARED-DEFINED            205,000
Lennar Corp                   CL A          5270571074   1,215       28,775  SH          SHARED-DEFINED             28,775
Micron Technology Inc.        COM           595112103      858       71,000  SH          SHARED-DEFINED             71,000
Microsoft Corp.               COM           594918104    2,692       96,600  SH          SHARED-DEFINED             96,600
Microsoft Corp.               COM           594918104   26,766      960,400  SH  CALL    SHARED-DEFINED            960,400
Mueller Water Products Inc.   COM SER A     624758108    2,540      183,903  SH          SHARED-DEFINED            183,903
Mueller Water Products Inc.   COM SER B     624758207    7,082      528,897  SH          SHARED-DEFINED            528,897
Nisource Inc                  COM           65473P105      919       37,600  SH          SHARED-DEFINED             37,600
NYSE Group Inc.               COM           629469W103   2,222       23,700  SH  CALL    SHARED-DEFINED             23,700
Pulte Homes Inc.              COM           745867101    1,268       47,925  SH          SHARED-DEFINED             47,925
PYR Energy Corp.              COM           693677106      123      109,900  SH          SHARED-DEFINED            109,900
Qimonda AG                    SPONSORED ADR 746904101    1,610      112,100  SH          SHARED-DEFINED            112,100
Qualcomm Inc.                 COM           747525103    5,699      133,600  SH          SHARED-DEFINED            133,600
Qualcomm Inc.                 COM           747525103    2,692       63,100  SH  PUT     SHARED-DEFINED             63,100
Regions Financial Corp.       COM           7591EP100    1,415       40,000  SH          SHARED-DEFINED             40,000
Stone Energy Corp             COM           861642106    1,401       47,200  SH          SHARED-DEFINED             47,200
Sunrise Senior Living Inc.    COM           86768K106    4,687      118,600  SH          SHARED-DEFINED            118,600
Tetra Technologies Inc.       COM           88162F105    4,487      181,600  SH          SHARED-DEFINED            181,600
Toll Bros                     COM           889478103    1,097       40,075  SH          SHARED-DEFINED             40,075
Transdigm Group               COM           893641100    2,696       74,100  SH          SHARED-DEFINED             74,100
Tyco International Ltd.       COM           902124106   33,260    1,054,200  SH          SHARED-DEFINED          1,054,200
USG Corp.                     COM NEW       903293405    7,380      158,100  SH          SHARED-DEFINED            158,100
Wal-Mart                      COM           931142103   17,686      376,700  SH          SHARED-DEFINED            376,700
Western Union Company         COM           959802109      641       29,200  SH          SHARED-DEFINED             29,200

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